Other Expenses, Net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Expenses, Net
32.	OTHER EXPENSES, NET

			12.31.2023	12.31.2022	12.31.2021
Corporate projects	(i	)	(85.9)	(78.2)	(59.4)
Expenses system project	(ii	)	(20.2)	(1.4)	(10.8)
Taxes on other sales			(19.5)	(15.5)	(23.7)
Aircraft maintenance and flights costs - fleet			(7.8)	(5.6)	(7.8)
Flight safety standards			(5.9)	(3.6)	(3.1)
Training and development			(3.8)	(2.0)	(1.5)
Residual value of fixed assets disposed			(1.8)	(12.8)	(10.5)
Product modification			(2.4)	(2.3)	(2.7)
Environmental provision			(1.3)	(0.5)	—
Warrants -EVEX	(ii i	)	—	(158.2)	—
Listing expenses - EVEX	(i v	)	—	(135.7)	—
Restructuring expenses	(v	)	—	(36.9)	(31.8)
Transaction costs - EVEX	(v i	)	—	(11.5)	—
Impairment of assets			—	—	11.2
Fair value changes - Republic Airways shares			4.3	1.7	39.1
Reversal (Provision) for contingencies			2.5	(7.4)	22.1
Contractual fines revenue			8.2	17.8	6.1
Other sales			9.1	12.8	7.3
Defense billing tax			14.9	—	—
Royalties			19.1	10.4	16.5
Recovery of expenses			18.8	—	—
Tax credits	(vi i	)	29.9	1.0	—
Sale of interest in subsidiary	(v i ii	)	36.6	(5.6)	—
Others			(0.4)	(11.0)	(0.8)

			(5.6)	(444.5)	(49.8)

(i)	Corporate project expenses mainly relate to disbursements with corporate initiatives associated with efficiency and restructuring of processes, information technology, and legal demands.

(ii)	System project expenses include spending on initiatives related to systemic improvements and cyber security.

(iii)	Initial recognition of the warrants issued by Eve Holding , Inc. (Note 8) covered by the Business Combination Agreement (“BCA”), which became exercisable on May 9, 2022.

(iv)	Listing Expenses - EVEX are non-cash expenses, based on the difference between the value of Zanite’s identifiable net assets against the fair value of financial instruments issued by EVEX.

(v)
Restructuring expenses include expenses incurred by the Company as part of the corporate restructuring project started in 2021 and ended in 2022 with the reintegration of Commercial Aviation, including expenses related to excess manufacturing capacity, mainly wages, during the collective vacation period that occurred in January 2022 to complete the reintegration process.

(vi)
Transaction costs - EVEX
 are the direct expenses attributable to the Business Combination such as law firms, auditors, banks, and other services associated with carrying out the transaction. All transaction costs considered non-incremental
were recognized in
o
ther expenses.

(vii)	In 2023, the Company recognized US$ 24.2 in tax credits related to the applicability of certain constitutional principles to a limitation on the benefits of the REINTEGRA regime.

(viii)	In 2023, it refers to the gain from the sale of AllowMe. For additional information, see Note 1.1.6.